SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) $ / W	Dec. 31, 2013 USD ($) $ / W	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) $ / W
Summary Of Accounting Policies [Line Items]
Operating loss	$ (30,963,339)	$ (37,237,256)	$ (105,732,514)
Average product selling price | $ / W	0.63	0.59		1.36
Interest costs capitalized	$ 4,425,863	$ 3,816,232	3,180,454
Cash and cash equivalents	42,078,988	$ 54,295,577	$ 183,312,417	$ 209,478,864
Project assets impairment	1,608,505
Cash flows from operating activities	(62,502,409)	$ (103,145,212)	$ (15,612,697)
Restricted cash	179,395,642	194,195,634
Short-term bank borrowings	356,793,246	304,827,038
Short-term bank loan renewed	88,200,000
Current portion of long-term debt	20,412,210	$ 35,427,888
Assets and liabilities, net	$ 53,300,000
Amortization period	3 years
Impairment of intangible assets
Advertising costs	$ 783,942	$ 938,330	$ 2,665,486
Shipping and handling costs	$ 4,781,150	4,890,611	3,747,564
Product warranty period issued	25 years
Product warranty period for defects, period one	5 years
Product warranty period for defects, period two	10 years
Cost of warranties determined by percentage of sales	1.00%
Increase (decrease) in accrual rate	0.10%
Increase (decrease) in warranty expense	$ 260,000
Cash and cash equivalents and restricted cash	164,193,726	209,116,209
Government grants	948,641	$ 1,921,965	$ 889,239
Government grants, non-current	4,700,000
Research and development expenses offset	$ 200,000
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Exchange of goods period	30 years
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Exchange of goods period	45 years
Land Use Rights [Member]
Summary Of Accounting Policies [Line Items]
Amortization period	50 years